Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities
10. Variable Interest Entities
As of December 31, 2020, and 2021, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity with the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. By virtue of the accounting principle of consolidation, transactions between PT Navigator Khatulistiwa and the Company are eliminated on consolidation. PT Navigator Khatulistiwa had total assets and liabilities, as of December 31, 2021, of $139.1 million and $18.5 million, respectively. (December 31, 2020: $125.9 million and $9.5 million respectively).
On October 21, 2019, the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. Following the sale and leaseback refinancing transaction,
Navigator Aurora
is owned by OCY Aurora Ltd., a Maltese limited liability company. OCY Aurora Ltd. is a wholly owned subsidiary of Ocean Yield Malta Limited, whose parent is Ocean Yield ASA, a listed company on the Oslo stock exchange. The Company does not hold any shares or voting rights in OCY Aurora Ltd. Under U.S. GAAP the entity, OCY Aurora Ltd, is considered to be a VIE.
As of December 31, 2020 and 2021, the Company has consolidated 100% of OCY Aurora Ltd., the lessor variable interest entity (‘‘lessor VIE’’) that we have leased
Navigator Aurora
from under a sale and leaseback arrangement. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. We have applied the guidance within Topic 810 – Consolidation and concluded that the Company has a variable interest in the SPV because the bareboat charter has fixed price call options to acquire
Navigator Aurora
from the SPV at various dates throughout the 13 year lease/bareboat charter term, commencing from the fifth year, initially at USD 44.8 million. The call options are considered to be variable interests as each option effectively transfers substantially all of the rewards from Navigator Aurora to us and limits the SPV’s ability to benefit from the rewards of ownership. The SPV is categorized under U.S. GAAP as a VIE and the Company has concluded it is the primary beneficiary and must therefore consolidate the SPV within its financial statements.
The Company has performed an analysis and concluded that the Company exercises power through the exercise of the call options in the lease agreement. The call options, although not an activity of the SPV, if exercised would significantly impact the SPV’s economic performance as the SPV owns no other revenue generating assets. The options transfer to the Company the right to receive benefits as they are agreed at a predetermined price. The SPV is protected from decreases in the value of the vessel, as if the vessel’s market value were to decline, the call option provides the SPV protection up to the point where it would not be economically viable for the Company to exercise the option. In addition, the Company has the power to direct decisions over the activities and care of the vessel which directly impact its value such as for the day-to-day commercial, technical management and operation of the vessel.
The lessor VIE had total assets and liabilities, as of December 31, 2021, of $58.9 million and $55.5 million, respectively. (December 31, 2020: $63.5 million and $61.7 million respectively). The assets and liabilities of the lessor VIE that most significantly impact the Company’ consolidated balance sheets and the financial statement line items in which they are presented, as of December 31, 2020 and 2021, are as follows:

	December 31,	December 31,
	2020	2021
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$215	$124
Prepaid expenses and other current assets	—	324

Liabilities
Amounts due to related parties, current	$(229)	(197)
Amounts due to related parties, non-current	(61,361)	(54,767)

	$(61,590)	$(54,964)

The most significant impact of the lessor VIE’ operations on the Company’ consolidated statements of operations is interest expense of $1.2 million for the year ended December 31, 2021 (December 31, 2020: $1.8 million). The most significant impact of the lessor VIE’ cash flows on the Company’ consolidated statements of cash flows is net cash used in financing activities of $6.3 million for the year ended December 31, 2021 (December 31, 2020: net cash used in financing activities of $6.8 million).
On August 4, 2021, the Company completed the Ultragas Transaction. Ultragas owns a 25% and 40% share in equity of Ultraship Crewing Philippines Inc. (“UCPI”, “UltraShip Crewing”) and Ultraship Services Philippines Inc. (“USPI”), respectively. These companies are established primarily to provide marine services as principal or agent to ship owners, ship operators, managers engaged in international maritime business and business support services, respectively.
The Company has determined that it has a variable interest in UCPI and USPI and is considered to be the primary beneficiary as a result of having a controlling financial interest in the entities and has the power to direct the activities that most significantly impact UCPI’s and USPI’s economic performance.

As of December
31
,
2021
, the VIE’s had total assets and liabilities, of
$198.5 million and $74.2

respectively.
These amounts have been included in the Company’s consolidated balance sheet as of December 31, 2021 (December 31, 2020: $189.4 million and $71.2 million, respectively).